TRANSAMERICA FUNDS

Transamerica Core Bond

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

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Transamerica Core Bond

Effective on or about September 30, 2022, Transamerica Core Bond will be renamed Transamerica Core Bond II. As of that date, all references to Transamerica Core Bond in the fund’s Prospectus, Summary Prospectus and Statement of Additional Information will be replaced with Transamerica Core Bond II.

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Investors Should Retain this Supplement for Future Reference

August 4, 2022